Note 10 - Derivative Instruments (Details) - Summary Of Forward Sales Contracts (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 oz	Dec. 31, 2011 oz
Zinc [Member] | 2013 Settlements [Member]
Contracts on provisional sales
Metric Tonnes Under Contract		14,991
Average Price Per Pound (in Dollars)	$ 0.85	$ 0.95
Contracts on forecasted sales
Metric Tonnes Under Contract		35,935	18,243
Average Price Per Pound (in Dollars)	0.96	0.96	1.14
Zinc [Member] | 2014 Settlements [Member]
Contracts on forecasted sales
Metric Tonnes Under Contract		30,203
Average Price Per Pound (in Dollars)	0.99	0.98
Zinc [Member] | 2015 Settlements [Member]
Contracts on forecasted sales
Metric Tonnes Under Contract		3,307
Average Price Per Pound (in Dollars)	0.98	1.01
Zinc [Member] | 2012 Settlements [Member]
Contracts on provisional sales
Metric Tonnes Under Contract			21,164
Average Price Per Pound (in Dollars)			0.86
Contracts on forecasted sales
Metric Tonnes Under Contract			45,195
Average Price Per Pound (in Dollars)			1.12
Lead [Member] | 2013 Settlements [Member]
Contracts on provisional sales
Metric Tonnes Under Contract		6,945
Average Price Per Pound (in Dollars)	0.92	1.00
Contracts on forecasted sales
Metric Tonnes Under Contract		32,794	24,582
Average Price Per Pound (in Dollars)	1.05	1.11	1.17
Lead [Member] | 2014 Settlements [Member]
Contracts on forecasted sales
Metric Tonnes Under Contract		33,069
Average Price Per Pound (in Dollars)	1.05	1.03
Lead [Member] | 2015 Settlements [Member]
Contracts on forecasted sales
Metric Tonnes Under Contract		23,534
Average Price Per Pound (in Dollars)	1.07	1.06
Lead [Member] | 2012 Settlements [Member]
Contracts on provisional sales
Metric Tonnes Under Contract			5,732
Average Price Per Pound (in Dollars)			0.89
Contracts on forecasted sales
Metric Tonnes Under Contract			35,053
Average Price Per Pound (in Dollars)			$ 1.12